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                               SEMI-ANNUAL REPORT










================================================================================

                               Prasad Growth Fund

================================================================================



















                               September 30, 2001

================================================================================
 Prasad Growth Fund
================================================================================

                                                        Schedule of Investments
                                                  September 30, 2001 (unaudited)
--------------------------------------------------------------------------------
 Shares/Principal Amount                                Market Value  %of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS
 Building Heavy Construction
         500 Quanta Services Inc.*                         $ 11,160       1.44%
                                                          ---------

 Building Residential/Commercial
         500 Meritage Corp.*                                 14,760
         200 NVR Holding*                                    32,600
                                                             ------
                                                             47,360       6.09%

 Business Service
         300 Diamond Cluster International Inc. 'A'*          2,606       0.34%
                                                             ------

 Business Service Staffing
           1 Labor Ready Inc.*                                    3       0.00%
                                                                 --

 Computer Networks
       1,000 Cisco Systems Inc.*                             15,813       2.03%
                                                            -------

 Computer Makers
         200 Digital Lightwave Inc.*                          3,525       0.45%
                                                             ------

 Computer Memory Devices
         600 M Systems Flash Disk Pioneers*                   4,238
         500 Silicon Storage Technology Inc.*                 4,340
                                                              -----
                                                              8,578       1.10%

 Diversified Companies
         700 Corning Inc.. Glass Works                       14,483       1.86%
                                                            -------

 Drug-Biomedical/Genetic
       1,000 Stemcells Inc.*                                  1,750
      16,400 Women First Health Care Inc.*                   47,150
                                                             ------
                                                             48,900       6.29%

 Drug Ethical
         500 Noven Pharmaceuticals                           14,156       1.82%
                                                             -------

 Drug Generic
         400 Alpharma Inc.'A'                              $ 13,096       1.69%
                                                          ---------

 Electrical Equipment
         300 Power One Inc.*                                  4,347       0.56%
                                                              ------

 Electronic Components
         250 C-Mac Industries*                                5,063
         500 CTS-Corp.                                       10,375
       2,000 Dennse Pac Microsystems*                         3,063
         500 Vishay Intertechnology Inc.*                     9,950
                                                              -----
                                                             28,451       3.66%
 Electronic Miscellaneous Products
         300 Technitrol Inc.                                  7,467       0.96%
                                                             ------

 Electronic Semiconductor Equipment
       1,180 JDS Uniphase Inc.*                              21,756
         300 KLA Tencor Corp.*                               11,812
       1,000 Trikon Technologies Inc.*                       10,125
                                                             ------
                                                             43,693       5.62%
 Electronic Semiconductor Manufacturing
       2,000 Atmel Corp.*                                    19,625
         450 Broadcom Corp.*                                 13,005
         400 International Rectifier Corp.*                  16,200
       1,000 Micron Technology Inc.*                         41,530
         200 PMC Sierra Inc.*                                 5,080
                                                              -----
                                                             95,440      12.28%
 Financial
       1,700 Americredit Corp.*                              55,131
       1,000 Prepaid Legal Services*                         10,360
                                                             ------
                                                             65,491       8.43%
 Healthcare Products
         200 Biosite Diagnostics Inc.*                        7,500
         500 Polymedica Inds. Corp.                          11,375
                                                             ------
                                                             18,875       2.43%
 Instruments-Measuring
       1,000 BEI Technologies                                15,875
         200 Keithley Instruments Inc.                        3,240
                                                              -----
                                                             19,115       2.46%

 Instruments-Scientific
         200 Newport Corp.                                  $ 5,852       0.75%
                                                           --------

 Internet Network
         330 Cacheflow Inc.*                                  1,464
         200 Foundry Networks Inc.*                           1,500
         100 Verisign Inc.*                                   3,544
                                                              -----
                                                              6,508       0.84%
 Internet Service Provider
         400 Art Technology Group*                            4,800
         430 Terra Networks ADS                               3,964
                                                              -----
                                                              8,764       1.13%
 Internet Software
      10,000 Accrue Software Inc.*                            1,875       0.24%
                                                              ------

 Petroleum Product Pipeline
       1,200 Atlas Pipeline Partners LP.                     29,400       3.78%
                                                            -------

 Retail Apparel
         990 Christopher & Banks Corp.*                      29,824       3.84%
                                                            -------

 Software Business
         250 Commerce One Inc.*                               2,332
       7,000 InfoSpace Inc.*                                 15,531
       1,500 Sapient Corp.*                                  10,781
       2,000 Serena Software Inc.*                           18,250
                                                             ------
                                                             46,894       6.03%
 Software Security
         420 Check Point Software Tech*                      19,950       2.57%
                                                             -------

 Telecomm Equipment
         250 Opticnet Inc.                                        -
         130 Tollgrade Communications Inc.                    3,347
       1,000 Turnstone Systems Inc. *                         7,531
                                                              -----
                                                             10,878       1.40%

 Telecomm Services
       5,000 Covad Communications Group*                    $ 6,719
       2,000 Wireless Facilities*                             8,250
                                                              -----
                                                             14,969       1.93%

             Total Stocks                                 $ 637,473      82.03%
                                                         ==========

 Call Options
 Computer Networks
       1,000 Brocade Communications System
                January 2003 Call @ 30.                       6,400       0.82%
                                                             ------

 Computer Memory
       1,000 Network Appliance
                January 2003 Call @ 20.                       7,125       0.92%
                                                             ------

 Software Business
       1,000 Siebel System
                January 2003 Call @ 30.                      10,900       1.40%
                                                            -------

             Total Call Options                            $ 24,425       3.15%
                                                          =========

 Money Market Funds
      33,013 Fifth Third Prime Money Market 4.63%            33,013       4.25%
                                                            -------

              Total Money Market Funds                     $ 33,013       4.25%
                                                          =========

             Total Investments (Cost - 1,011,656)           795,140     102.32%

             Other Assets Less Liabilities                  (17,991)    (2.32)%

             Net Assets                                   $ 777,149     100.00%

================================================================================
 Prasad Growth Fund
================================================================================

 Statement of Assets and Liabilities
     September 30, 2001 (unaudited)

Assets:
     Investment Securities at Market Value                           $ 795,140
          (Identified Cost - 1,011,656)
     Cash                                                                2,542
     Receivables:
          Dividends and Interest                                           255
                                                                           ---
               Total Assets                                            797,937
Liabilities
     Accrued Management Fees                                               923
     Securities Purchased                                               19,865
                                                                        ------
               Total Liabilities                                        20,788
                                                                        ------
Net Assets                                                           $ 777,149
                                                                     =========
Net Assets Consist of:
     Capital Paid In                                                 1,812,902
Accumulated Undistributed Net Investment Income (Loss)                  (4,179)
     Accumulated Realized Gain (Loss) on Options - Net                (208,545)
     Accumulated Realized Gain (Loss) on Investments - Net            (606,513)
     Unrealized Depreciation in Value
          of Investments Based on Identified Cost - Net               (216,516)
                                                                      ---------
Net Assets, for  Shares Outstanding                                  $ 777,149
                                                                     =========
Net Asset Value and Redemption Price
     Per Share ($777,149/191,144 shares)                                $ 4.07

================================================================================
 Prasad Growth Fund
================================================================================

 Statement of Operations
     For the period ending September 30, 2001 (unaudited) Investment

Income:
     Dividends                                                         $ 2,139
     Interest                                                              451
                                                                           ---
          Total Investment Income                                        2,590
Expenses
     Management Fees (Note 2)                                            6,769
                                                                         -----
          Total Expenses                                                 6,769

Net Investment Income                                                   (4,179)

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                              (343,640)
     Realized Gain (loss) on Options                                         -
     Unrealized Appreciation (Depreciation) on Investments             429,496
                                                                       -------
Net Realized and Unrealized Gain (Loss) on Investments                  85,856

Net Increase (Decrease) in Net Assets from Operations                   81,677

================================================================================
 Prasad Growth Fund
================================================================================

Statement of Changes in Net Assets (unaudited)
                                                                 4/1/2001      4/1/2000      4/1/1999
                                                                    to            to            to
                                                                 9/30/2001     3/31/2001     3/31/2000
                                                                 ---------     ---------     ---------
From Operations:
     Net Investment Income                                        $ (4,179)     $ (1,198)    $ (11,053)
     Net Realized Gain (Loss) on Investments                      (343,640)     (246,333)      271,184
     Net Realized Gain (loss) on Options                                 0      (208,545)      241,099
     Net Unrealized Appreciation (Depreciation)                    429,496      (823,931)      170,852
                                                                 ----------   -----------  ------------
     Increase (Decrease) in Net Assets from Operations              81,677    (1,280,007)      672,082
From Distributions to Shareholders
     Net Investment Income                                               0             0             0
     Net Realized Gain (Loss) from Security Transactions                 0      (515,705)            0
                                                                 ----------    ----------  ------------
     Net  Increase (Decrease) from Distributions                         0      (515,705)            0
From Capital Share Transactions:
     Proceeds From Sale of Shares                                   47,520       336,141     1,003,821
     Shares Issued on Reinvestment of Dividends                          0       515,705             0
     Cost of Shares Redeemed                                       (39,687)      (51,650)     (202,981)
                                                                 ----------   -----------  ------------
Net Increase from Shareholder Activity                               7,833       800,196       800,840

Net Increase  in Net Assets                                         89,510      (995,516)    1,472,922

Net Assets at Beginning of Period                                  687,639     1,683,155       210,233
                                                                 ----------   -----------  -----------

Net Assets at End of Period                                      $ 777,149     $ 687,639   $ 1,683,155
                                                                 ==========    ==========  ============

Share Transactions:
     Issued                                                          9,131       31,425         88,534
     Reinvested                                                          0       69,690              -
     Redeemed                                                       (7,752)      (6,983)       (12,997)
                                                                 ----------    ----------  ------------
Net increase (decrease) in shares                                    1,379       94,132         75,537
Shares outstanding beginning of period                             189,765       95,633         20,096
                                                                 ----------    ----------  ------------
Shares outstanding end of period                                   191,144      189,765         95,633
                                                                 ==========    ==========  ============

================================================================================
 Prasad Growth Fund
================================================================================

Financial Highlights (unaudited)
Selected data for a share outstanding throughout the period:      4/1/2001      4/1/2000      4/1/1999     11/23/1998**
                                                                    to            to            to             to
                                                                 9/30/2001     3/31/2001     3/31/2000      3/31/1999
                                                                 ---------     ---------     ---------     ----------
Net Asset Value -
     Beginning of Period                                            $ 3.62       $ 17.60       $ 10.46        $ 10.00
Net Investment Income                                                (0.02)        (0.01)        (0.12)         (0.05)
Net Gains or Losses on Securities
     (realized and unrealized)                                        0.47         (9.50)         7.26           0.51
                                                                     -----         ------        -----           ----
Total from Investment Operations                                      0.45         (9.51)         7.14           0.46
Dividends
     (from net investment income)                                     0.00          0.00          0.00           0.00
     (from capital gains)                                             0.00         (4.47)         0.00           0.00
                                                                     -----         ------        -----           ----
     Total Distributions                                              0.00         (4.47)         0.00           0.00
Net Asset Value -
     End of Period                                                  $ 4.07        $ 3.62       $ 17.60        $ 10.46
Total Return                                                         12.43%       (67.00)%       68.26%         13.37%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                                 777           688         1,683            210

Ratio of Expenses to Average Net Assets                               1.50% *       1.50%         1.50%          1.50% *
Ratio of Net Income to Average Net Assets                            (0.92)*       (0.10)%       (1.21)%        (1.08)*
Portfolio Turnover Rate                                             675.85% *    1013.09%       455.07%        272.04% *

* Annualized
**Commencement of operations


================================================================================
PRASAD GROWTH FUND
================================================================================

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  SEPTEMBER 30, 2001 (UNAUDITED)

  1.)Significant Accounting Policies
     The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998. The Fund's investment objective is to obtain capital appreciation. In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities. Significant accounting policies of the Fund are presented below:

     Security Valuation:
     The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

     Income Taxes:
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

     ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER:
     Generally accepted  accounting  principles require that permanent financial
     reporting  tax  differences   relating  to  shareholder   distributions  be
     reclassified to paid in capital.


  2.)Investment Advisory Agreement
     The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc. The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the fund except for brokerage fees, taxes interest and extraordinary expenses. From time to time, Mutual Funds Leader, Inc. may waive some or all of the fees and may reimburse expenses of the Fund. The Fund paid investment management fees of $6,769 during the six months ending September 30, 2001.

  3.)Related Party Transactions
     Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund. These individuals may receive benefits from any management fees paid to the Advisor.


  4.)Capital Stock And Distribution
     At September 30, 2001 an indefinite number of shares of capital stock were authorized, and paid-in capital amounted to $1,812,902.


  5.)Purchases and Sales of Securities
     During the six months ending September 30, 2001, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,206,719 and $2,095,509 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 respectively.


  6.)Security Transactions
     At September 30, 2001, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

  Appreciation          (Depreciation)          Net Appreciation (Depreciation)
  ------------          --------------          -------------------------------
     25,278               (241,794)                       (216,516)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                Board of Trustees
                                 Rajendra Prasad
                                 Anita Alamshaw
                               Richard L.D. Saxton
                                  Samir Thakkar


                               Investment Adviser
                            Mutual Funds Leader, Inc.
                                  57 Eaglecreek
                                Irvine, CA 92618


                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                          8869 Brecksville Rd., Suite C
                             Brecksville, Ohio 44141


                                    Custodian
                                Fifth Third Bank
                              Mutual Fund Services
                            38 Fountain Square Plaza
                                    MD 1090E5
                              Cincinnati, OH 45263


                                     Counsel
                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
                            2300 BP America Building
                                200 Public Square
                              Cleveland, Ohio 44114


                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145


     This report is provided for the general information of the shareholders of the Wireless Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or
                     accompanied by an effective prospectus.